Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Amortization of right-of-use assets	$ 1,973	$ 255	$ 3,440	$ 456
Interest on lease liabilities	822	69	1,397	119
Operating lease cost	272	227	534	612
Variable lease cost	87	159	298	342
Short-term lease cost	6,571	2,261	12,362	3,390
Total lease cost	$ 9,725	$ 2,971	$ 18,031	$ 4,919
Atlas Sand Company LLC [Member]
Amortization of right-of-use assets					$ 2,027
Interest on lease liabilities					666
Operating lease cost					1,085
Variable lease cost					706
Short-term lease cost					12,576
Total lease cost					$ 17,060